Note 6 - Risk Management -Liquidity Risk - Available Liquidity By LMU (Details) € in Millions	Jun. 30, 2018 EUR (€)
BBVA Eurozone Member [Member] | Cash And Balances With Central Banks Member [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	€ 12,405	[1]
BBVA Eurozone Member [Member] | Level 1 tradable assets [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	36,683	[1]
BBVA Eurozone Member [Member] | Level 2A tradable assets [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	417	[1]
BBVA Eurozone Member [Member] | Level 2B tradable assets [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	3,668	[1]
BBVA Eurozone Member [Member] | Other Non Eligible Liquid Assets [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	6,397	[1]
BBVA Eurozone Member [Member] | Non tradable assets eligible for central banks [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	0	[1]
BBVA Eurozone Member [Member] | Total [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	59,570	[1]
BBVA Bancomer [Member] | Cash And Balances With Central Banks Member [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	5,725
BBVA Bancomer [Member] | Level 1 tradable assets [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	6,284
BBVA Bancomer [Member] | Level 2A tradable assets [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	530
BBVA Bancomer [Member] | Level 2B tradable assets [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	181
BBVA Bancomer [Member] | Other Non Eligible Liquid Assets [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	1,700
BBVA Bancomer [Member] | Non tradable assets eligible for central banks [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	0
BBVA Bancomer [Member] | Total [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	14,420
BBVA Compass Member [Member] | Cash And Balances With Central Banks Member [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	1,767
BBVA Compass Member [Member] | Level 1 tradable assets [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	9,760
BBVA Compass Member [Member] | Level 2A tradable assets [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	643
BBVA Compass Member [Member] | Level 2B tradable assets [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	0
BBVA Compass Member [Member] | Other Non Eligible Liquid Assets [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	1,133
BBVA Compass Member [Member] | Non tradable assets eligible for central banks [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	3,174
BBVA Compass Member [Member] | Total [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	16,477
Garanti Bank [Member] | Cash And Balances With Central Banks Member [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	6,413
Garanti Bank [Member] | Level 1 tradable assets [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	5,910
Garanti Bank [Member] | Level 2A tradable assets [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	0
Garanti Bank [Member] | Level 2B tradable assets [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	0
Garanti Bank [Member] | Other Non Eligible Liquid Assets [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	557
Garanti Bank [Member] | Non tradable assets eligible for central banks [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	0
Garanti Bank [Member] | Total [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	12,880
Other LMU Member [Member] | Cash And Balances With Central Banks Member [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	5,922
Other LMU Member [Member] | Level 1 tradable assets [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	5,475
Other LMU Member [Member] | Level 2A tradable assets [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	0
Other LMU Member [Member] | Level 2B tradable assets [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	0
Other LMU Member [Member] | Other Non Eligible Liquid Assets [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	796
Other LMU Member [Member] | Non tradable assets eligible for central banks [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	0
Other LMU Member [Member] | Total [Member]
Disclosure Of Financial Assets Held For Managing Liquidity Risk Line Items
Financial Assets Held For Managing Liquidity Risk	€ 12,193

[1]	(1) Includes Spain, Portugal and Rest of Eurasia.